Expense Example, No Redemption - PGIM Jennison Technology Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 656
Expense Example, No Redemption, 3 Years	1,011
Expense Example, No Redemption, 5 Years	1,389
Expense Example, No Redemption, 10 Years	2,448
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	809
Expense Example, No Redemption, 5 Years	1,456
Expense Example, No Redemption, 10 Years	2,907
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	387
Expense Example, No Redemption, 5 Years	709
Expense Example, No Redemption, 10 Years	1,622
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	954
Expense Example, No Redemption, 10 Years	$ 2,201